Income tax benefit/(expense)	12 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income tax benefit/(expense)	Income tax benefit/(expense)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2025	2024	2023
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(101,812)	(88,147)	(82,101)
	Tax benefit at the Australian tax rate of 30% (2024: 30%, 2023: 30%)	(30,544)	(26,444)	(24,630)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	5,911	1,752	1,089
	Bonus restructure expense	1,973	—	—
	Research and development tax concessions	(1,236)	324	(730)
	Foreign exchange translation (losses)/gains	(63)	(103)	501
	Contingent consideration	4,466	2,908	(2,631)
	Remeasurement of warrants	1,557	—	—
	Other sundry items	447	(231)	695
	Subtotal	(17,489)	(21,794)	(25,706)
	Adjustments for current tax of prior periods	4,540	198	274
	Differences in overseas tax rates(1)	14,330	6,051	8,537
	Tax (expense)/benefit not recognized	(1,051)	15,354	16,683
	Income tax benefit attributable to loss before income tax	330	(191)	(212)

(1)
In the year ended June 30, 2025, there was a change in the expected tax rate applicable on future taxable profits in Singapore for the years 2018-2020. For the tax years 2018-2020, the Singapore tax losses have been revalued from the statutory tax rate of 17% to the concessionary tax rate applicable under the Singapore tax incentives granted by the Singapore Economic Development Board.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2025	2024	2023
(b)	Income tax (benefit)/expense
	Current tax
	Current tax	—	—	—
	Total current tax (benefit)/expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	999	56	38
	(Decrease)/increase in deferred tax liabilities	(669)	(247)	(250)
	Total deferred tax (benefit)/expense	330	(191)	(212)
	Income tax (benefit)/expense	330	(191)	(212)
Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.
Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2025	2024	2023
(c)	Amounts that would be recognized directly in equity if brought to account
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but which would have been directly applied to equity had it been brought to account:
	Current tax recorded in equity (if brought to account)	(1,514)	(1,329)	(1,716)
	Deferred tax recorded in equity (if brought to account)	881	1,029	839
		(633)	(300)	(877)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2025	2024	2023
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	(330)	191	212
		(330)	191	212

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2025	2024	2023
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	138,740	140,129	125,728
	Other temporary differences
	Potential tax benefit at local tax rates	12,636	14,204	12,318
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		154,596	157,553	141,266
The Group has not brought to account $597.1 million (2024: $620.6 million, 2023: $553.0 million) of gross tax losses, which includes the benefit arising from tax losses in overseas countries. As of June 30, 2025 $597.1 million of tax losses not brought to account have an indefinite life. Gross tax losses of $44.5 million within deferred tax assets recognized expire within a range of 8 to 13 years. The benefits of unused tax losses will only be brought to account when it is probable that they will be realized.
This benefit of tax losses will only be obtained if:
•the Group derives future assessable income of a nature and an amount sufficient to enable the benefit from the deductions for the losses to be realized;
•the Group continues to comply with the conditions for deductibility imposed by tax legislation; and
•no changes in tax legislation adversely affect the Group in realizing the benefit from the deductions for the losses.